Schedule I Condensed Financial Information of Parent Company-Statement of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
General and administrative	$ 41,535	$ 46,916	$ 31,929
Loss from operations	(39,159)	(30,716)	(4,987)
Loss from equity method investment	(34)
Interest income	773	2,355	237
Net loss	(39,407)	(29,987)	(4,819)
Accretion of Series C convertible redeemable preferred shares			(1,621)
Net loss attributable to ordinary shareholders	(39,407)	(29,987)	(6,440)
LightInTheBox Holding Co., Ltd.
Operating expenses:
General and administrative	(6,554)	(6,949)	(4,312)
Loss from operations	(6,554)	(6,949)	(4,312)
Loss from equity method investment	(33,570)	(25,325)	(716)
Interest income	717	2,287	209
Net loss	(39,407)	(29,987)	(4,819)
Accretion of Series C convertible redeemable preferred shares			(1,621)
Net loss attributable to ordinary shareholders	$ (39,407)	$ (29,987)	$ (6,440)